State Street Bank and Trust Company

Legal Administration Services Department

P.O. Box 5049

Boston, MA 02206-5049

February 4, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C.  20549

Re:          Ariel Investment Trust (the “Trust”) — File No. 33-7699

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Statement of Additional Information dated February 1, 2010 for the Trust does not differ from that contained in Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 28, 2010 (Accession # 0001104659-10-003665), with a designated effective date of February 1, 2010.

If you have any questions, please contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President and Managing Counsel

cc:           A. Zagrodnik